Corporate transactions (Tables)	12 Months Ended
Dec. 31, 2018
Corporate transactions
Schedule of (loss) gain on disposal of businesses and corporate transactions

	2018 £m	2017 £m
Loss arising on reinsurance of part of UK shareholder-backed annuity portfolionote (i)	(508)	—
Other transactionsnote (ii)	(80)	223
	(588)	223

Schedule of assets and liabilities held for sale

31 Dec 2018 £m
Assets
Reinsurer's share of insurance contract liabilities	10,502
Other assets (including cash and cash equivalents)	66
Assets held for sale	10,568

Liabilities
Policyholder liabilities	10,502
Other liabilities	66
Liabilities held for sale	10,568

Acquisition of TMB Asset Management Co. Ltd. in Thailand

31 Dec 2018 £m
Assets
Intangible assets	5
Other assets	26
Cash and cash equivalents	2
Total assets	33
Other liabilities	(10)
Non-controlling interests	(7)
Net assets acquired and liabilities assumed	16
Goodwill arising on acquisition*	181
Purchase consideration	197

*      The goodwill on acquisition of £181 million (retranslated to £186 million at 31 December 2018) is mainly attributable to the expected benefits from new customers and synergies. Refer to note C5.1 for changes to the carrying amount of goodwill during the year.